Schedule of deferred tax asset and liability (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Deferred tax assets
Provision for allowance of credit losses	$ 10,176	$ 3,394
Long service payment obligation	1,093	669
Deferred tax assets, net	11,269	4,063
Deferred tax liabilities
Plant and equipment, net	(4,165)	(2,862)
Deferred tax liabilities, net	(4,165)	(2,862)
Deferred tax assets / (liabilities), net	$ 7,104	$ 1,201